Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2023
Non-controlling Interests [Abstract]
Non-controlling interest (NCI)
19.
Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.

On March 13, 2022, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps.449,803 an exchange rate of Ps.20.1254) and to Vantage USD$7.65 million (Ps.153,959 an exchange rate Ps.20.1254) and were paid on June 7, 2022.

On September 13, 2023, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps.391,199 an exchange rate of Ps.17.5033) and to Vantage USD$7.65 million (Ps.135,913 an exchange rate Ps.17.5033) and were paid on November 15, 2023.

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2021		2022		2023
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	6,026,384	Ps.	5,836,193	Ps.	5,338,641
Current assets		1,489,451		1,689,382		2,282,766
Non-current liabilities		(2,724,344)		(2,377,104)		(2,336,742)
Current liabilities		(320,041)		(485,025)		(724,416)
Net assets		4,471,450		4,663,446		4,560,249
Net assets attributable to NCI	Ps.	1,140,220	Ps.	1,189,179	Ps.	1,162,863

	2021		2022		2023
Revenues	Ps.	1,551,800	Ps.	2,493,000	Ps.	2,811,173
Profit / (loss)		181,274		675,792		575,248
OCI		(85,286)		(405,354)		(629,243)
Total comprehensive income		95,988		270,438		(53,995)
Profit / (loss) allocated to NCI		46,225		172,327		146,688
OCI allocated to NCI	Ps.	34,023	Ps.	(29,617)	Ps.	(77,868)

	2021		2022		2023
Net cash provided by operating activities		586,284		788,265		1,211,479
Net cash provided by investment activities		(208,497)		(204,114)		(330,259)
Net cash used in financing activities		(107,811)		(234,336)		144,613
Net increase (decrease) in cash and cash equivalents	Ps.	269,976	Ps.	349,815	Ps.	1,025,833